Goodwill, Intangible Assets and In-Process Revenue Contracts - Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 124,993	$ 124,993
Accumulated Amortization	(114,557)	(109,466)
Net Carrying Amount	10,436	15,527
FPSO [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	390	390
Net Carrying Amount	390	390
FPSO [Member] | Customer contracts [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	353	353
Accumulated Amortization	(353)	(313)
Net Carrying Amount		40
Shuttle Tankers [Member] | Customer contracts [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	124,250	124,250
Accumulated Amortization	(114,204)	(109,153)
Net Carrying Amount	$ 10,046	$ 15,097